SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net (loss)income before provision for income taxes	$ (2,451,344)	$ (24,208)	$ (725,874)	$ 1,331,324	$ 1,532,528
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (612,835)	$ (6,052)	$ (181,469)	$ 332,831
Additional deduction for R&D expenses	(188,480)		(221,954)
Effect of preferential tax of PRC subsidiary	37,849		39,143
Changes in valuation allowance	5,360	167,204	265,614	4,305
Effect of income tax rate differences in jurisdictions other than mainland China*	690,514	120,809	252,879	450.00
Tax effect of non-deductible items	238,417	7,078	44,040	7,267
Total income tax provision	$ 170,825	$ 289,039	$ 119,967	$ 344,853	$ 417,268
Effective tax rates	(7.00%)	(1194.00%)	(17.00%)	26.00%